CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Dec. 31, 2021	Jun. 30, 2021		Jun. 30, 2020
CURRENT ASSETS
Cash and cash equivalents	$ 13,285,452	$ 16,072,955	[1]	$ 9,813,188
Accounts receivable, net	1,165,881	1,070,541	[1]	717,841
Accounts receivable - related parties	1,782,034	2,038,054	[1]	2,610,917
Inventories	2,144,681	1,951,792	[1]	1,174,603
Prepaid income tax and tax receivable	1,068,143	747,343	[1]	857,793
Investments, at fair value	2,853,574	1,828,926	[1]	1,820,516
Other current assets	442,470	399,524	[1]	603,944
Total current assets	22,742,235	24,109,135	[1]	17,598,802
Restricted cash	13,664	13,989	[1]	12,854
Property, plant and equipment, net	1,560,006	1,573,445	[1]	1,197,192
Operating lease right-of-use asset	1,716,883	1,058,199	[1]	733,917
Goodwill	1,043,473	1,043,473	[1]	915,790
Intangible assets, net	2,182,817	2,341,803	[1]	2,541,285
Deferred tax assets, net - United States	827,476	827,476	[1]	767,472
Other assets, long - term	789,880	540,160	[1]	523,607
Total assets	30,876,434	31,507,680	[1]	24,290,919
CURRENT LIABILITIES
Accounts payable and accrued expenses	3,344,858	3,862,874	[1]	2,843,616
Expense waivers – related parties	128,748	69,684	[1]	421,892
Operating lease liabilities, current portion	687,333	513,071	[1]	323,395
Notes payable - related parties	603,500	603,500	[1]	3,500
Loans-property and equipment, current portion	35,090	15,094	[1]	13,196
Total current liabilities	4,799,529	5,064,223	[1]	3,605,599
LONG-TERM LIABILITIES
Loans-property and equipment, net of current portion	491,390	379,804	[1]	359,845
Operating lease liabilities, net of current portion	1,087,690	607,560	[1]	447,062
Deferred tax liabilities, net - foreign	169,429	169,429	[1]	128,517
Total long-term liabilities	1,748,509	1,156,793	[1]	1,535,424
Total liabilities	6,548,038	6,221,016	[1]	5,141,023
STOCKHOLDERS’ EQUITY
Convertible preferred stock, $0.001 par value; 50,000,000 authorized Series B: 49,360 at June 30, 2021 and 53,032 issued and outstanding at June 30, 2020	49	49	[1]	53
Common stock, $0.001 par value; 900,000,000 shares authorized; 37,485,959 shares issued and outstanding at June 30, 2021 and 37,412,519 at June 30, 2020	37,486	37,486	[1]	37,413
Additional paid-in capital	9,330,843	9,330,843	[1]	9,330,912
Accumulated other comprehensive income (loss)	41,971	142,581	[1]	(144,744)
Retained earnings	14,918,047	15,775,705	[1]	9,926,262
Total stockholders’ equity	24,328,396	25,286,664	[1]	19,149,896
Total liabilities and stockholders’ equity	$ 30,876,434	31,507,680	[1]	24,290,919
Notes payable - related parties				$ 600,000

[1]	Derived from audited financial statements